Contingencies (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 14, 2021 MXN ($)	Dec. 31, 2024	Oct. 19, 2007 USD ($)	Oct. 19, 2007 MXN ($)	Aug. 07, 2007 USD ($)	Aug. 07, 2007 MXN ($)
Contingencies [Abstract]
Percentage of maximum tax penalty		100.00%
RPS Claim [Member]
Contingencies [Abstract]
Contingent asset					$ 50	$ 1,026
Contingent liability			$ 3,000	$ 61,531
Tax Matters of TMM [Member]
Contingencies [Abstract]
Tax credit, litigation settlement amount	$ 1,500